Disposal of Elite (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2020	Apr. 13, 2019	Feb. 09, 2019
Disposal of Elite (Textual)
Cash purchase Price			$ 1,750,000
Assets held for sale carrying value		$ 54,200,000
Liability held for sale carrying value		86,200,000
Cumulative translation adjustments for sale		$ 4,000,000
Net gain from disposal of discontinued operation	$ 37,800,000